Principal accountants' fees and services	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Principal accountants' fees and services	E/ Principal accountants’ fees and services
PricewaterhouseCoopers Audit and Forvis Mazars SA served as independent auditors of Sanofi for the year ended December 31,
2025.
The table below shows fees charged by those firms and member firms of their networks to Sanofi and consolidated subsidiaries in the years ended December 31, 2025 and 2024.

	Forvis Mazars				PricewaterhouseCoopers
	2025		2024		2025		2024
(€ million)	Amount	%	Amount	%	Amount	%	Amount	%
Statutory audit of separate and consolidated financial statements(a)	11.1	90%	11.5	93%	18.1	69%	19.7	73%
Limited review of sustainability statement(b)	0.6	5%	0.6	5%	0.9	3%	1.0	4%
Services other than statutory audit(c)	0.6	5%	0.2	2%	7.3	28%	6.4	23%
Audit-related services(d)(e)	0.6		0.2		7.0		6.4
Tax	—		—		0.1		—
Other	—		—		0.2		—
Total	12.3	100%	12.3	100%	26.3	100%	27.1	100%
(a)Includes services provided by the independent auditors of the parent company and French subsidiaries: Forvis Mazars €5.3 million in 2025;
PricewaterhouseCoopers Audit €11.8 million in 2025, €12.5 million in 2024 and Forvis Mazars €4.8 million in 2024.
(b)For SEC purposes, these Services are classified as Other.
(c)Services other than statutory audit provided by Forvis Mazars during 2025 comprised:
- additional procedures to enable reports previously signed by the firm to be incorporated by reference; and
- assurance engagements, agreed-upon procedures and technical consultancy.
Services other than statutory audit provided by PricewaterhouseCoopers during 2025 comprised:
- contractual audits, including on the combined financial statements of the Opella business;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference; and
- assurance engagements, agreed-upon procedures, tax compliance work and technical consultancy.
(d)Includes services provided by the independent auditors of the parent company and French subsidiaries: Forvis Mazars: €0.6 million in 2025,
PricewaterhouseCoopers Audit €4.1 million in 2025, Forvis Mazars €0.1 million in 2024 and PricewaterhouseCoopers Audit €3.5 million in 2024.
(e)Includes €1.3 million for services that can only be provided by the statutory auditors, such as comfort letters, attestation services required by regulation
(which qualify as audit fees under SEC rules).